Debt and Redeemable Preferred Securities of Subsidiaries (Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument
Total Long-term debt	$ 7,415	$ 7,947
Less current portion	561	561
Long-term portion	$ 6,854	7,386
Notes and debentures
Debt Instrument
Weighted-Average Interest Rate	3.50%
Total Long-term debt	$ 7,310	7,851
Industrial development revenue bonds
Debt Instrument
Weighted-Average Interest Rate	4.10%
Total Long-term debt	$ 59	59
Bank loans and other financings In various currencies
Debt Instrument
Weighted-Average Interest Rate	5.70%
Total Long-term debt	$ 46	$ 37